Insurance Benefits and Claims Expenses - Summary of Insurance Benefits and Claims Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Life insurance death and other benefits	¥ 127,877	¥ 248,736	¥ 259,708
Accident and health claims and claim adjustment expenses	50,783	40,552	33,818
Increase in insurance contract liabilities	330,807	189,931	172,517
Total	509,467	479,219	466,043
Gross [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Life insurance death and other benefits	130,975	250,627	260,853
Accident and health claims and claim adjustment expenses	51,394	41,056	34,101
Increase in insurance contract liabilities	331,523	190,703	173,085
Total	513,892	482,386	468,039
Ceded [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Life insurance death and other benefits	(3,098)	(1,891)	(1,145)
Accident and health claims and claim adjustment expenses	(611)	(504)	(283)
Increase in insurance contract liabilities	(716)	(772)	(568)
Total	¥ (4,425)	¥ (3,167)	¥ (1,996)